Description of Business, Basis of Presentation and Significant Accounting Policies - Schedule Of Property and Equipment is Carried at Cost Less Accumulated Depreciation (Details)	12 Months Ended
Mar. 31, 2024
Computer equipment and software | Maximum
Schedule Of Depreciation On A Straight Line Basis Over The Following Useful Lives [Line Items]
Property, plant and equipment, useful life	5 years
Computer equipment and software | Minimum
Schedule Of Depreciation On A Straight Line Basis Over The Following Useful Lives [Line Items]
Property, plant and equipment, useful life	3 years
Furniture and fixtures | Maximum
Schedule Of Depreciation On A Straight Line Basis Over The Following Useful Lives [Line Items]
Property, plant and equipment, useful life	5 years
Furniture and fixtures | Minimum
Schedule Of Depreciation On A Straight Line Basis Over The Following Useful Lives [Line Items]
Property, plant and equipment, useful life	3 years
Leasehold improvements
Schedule Of Depreciation On A Straight Line Basis Over The Following Useful Lives [Line Items]
Description of useful lives of property plant and equipment	Lease term or the useful life, whichever is shorter
Land
Schedule Of Depreciation On A Straight Line Basis Over The Following Useful Lives [Line Items]
No depreciation term	Not depreciated